Finance costs and finance revenues (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Finance costs and finance revenues [Abstract]
Disclosure Of Detailed information about Finance cost and Finance revenues [Text Block]
These captions are made up as follows:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Finance revenues:
Interests on loans to associates, note 29(a)	1,685	4,164	2,286
Interest on time deposits	1,050	358	419
Interests on third parties loans	813	489	492
Interests on tax claims	153	487	1,297
Income from financial instruments	-	743	-
Dividends income	-	589	500
Other finance revenues	43	-	-
	3,744	6,830	4,994
Unrealized variation of the fair value related to contingent consideration liability (b)	1,773	-	6,032

Total finance revenues	5,517	6,830	11,026

Finance costs:
Interest on borrowings	27,052	18,668	17,875
Interest on loans	1,056	4,643	5,565
Banking expenses	552	319	366
Increase in debt issuance costs, note 16(g)	480	-	-
Tax on financial transactions	180	159	312
Interest on commercial obligations	5	496	120
Other finance costs	7	830	41
	29,332	25,115	24,279
Accrual of debt issuance costs, note 16(g)	909	-	-
Accrual of the present value for mine and exploration project closure, note 15(b)	4,382	4,116	3,293
Unrealized variation of the fair value related to contingent consideration liability (b)	-	2,349	-

Total finance costs	34,623	31,580	27,572

Disclosure of contingent liabilities in business combination [text block]
A reconciliation of fair value measurement of the contingent consideration liability is provided below:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Beginning balance	19,343	16,994	23,026
Variation of the fair value in results	(1,773)	2,349	(6,032)

Final balance	17,570	19,343	16,994

Disclosure Of significant unobservable valuation inputs [Text Block]
Significant unobservable valuation inputs are provided below:

	2017	2016

Annual average of future sales of mineral (US$000)	193,588	233,278
Useful life of mining properties	13	13
Discount rate (%)	10	10